Expense Example - American Century Mutual Funds, Inc	Mar. 01, 2026 USD ($)
BALANCED FUND | BALANCED FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,096
BALANCED FUND | BALANCED FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	859
BALANCED FUND | BALANCED FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	859
GROWTH FUND | GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,166
GROWTH FUND | GROWTH FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	930
GROWTH FUND | GROWTH FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	750
GROWTH FUND | GROWTH FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,191
Expense Example, with Redemption, 10 Years	1,945
GROWTH FUND | GROWTH FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	2,078
GROWTH FUND | GROWTH FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,734
GROWTH FUND | GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	930
GROWTH FUND | GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	750
GROWTH FUND | GROWTH FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
HERITAGE FUND | HERITAGE FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,225
HERITAGE FUND | HERITAGE FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	990
HERITAGE FUND | HERITAGE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
HERITAGE FUND | HERITAGE FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	695
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,223
Expense Example, with Redemption, 10 Years	1,999
HERITAGE FUND | HERITAGE FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	2,132
HERITAGE FUND | HERITAGE FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,789
HERITAGE FUND | HERITAGE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	990
HERITAGE FUND | HERITAGE FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
HERITAGE FUND | HERITAGE FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	555
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,117
Expense Example, with Redemption, 10 Years	1,773
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,906
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	555
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
SELECT FUND | SELECT FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,194
SELECT FUND | SELECT FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
SELECT FUND | SELECT FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	779
SELECT FUND | SELECT FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	1,971
SELECT FUND | SELECT FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	2,104
SELECT FUND | SELECT FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,760
SELECT FUND | SELECT FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
SELECT FUND | SELECT FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	779
SELECT FUND | SELECT FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	1,374
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	966
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	708
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,288
Expense Example, with Redemption, 10 Years	2,136
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	217
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	2,268
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,931
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	966
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
ULTRA FUND | ULTRA FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,094
ULTRA FUND | ULTRA FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	857
ULTRA FUND | ULTRA FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	676
ULTRA FUND | ULTRA FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	1,879
ULTRA FUND | ULTRA FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	2,013
ULTRA FUND | ULTRA FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	1,666
ULTRA FUND | ULTRA FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	857
ULTRA FUND | ULTRA FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	676
ULTRA FUND | ULTRA FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0